UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     May 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $332,806 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     7934   136448 SH       SOLE                        0   136448        0
BED BATH & BEYOND INC          COM              075896100    23358   557477 SH       SOLE                        0   557477        0
BROADCOM CORP                  CL A             111320107    11572   296632 SH       SOLE                        0   296632        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     3018   454446 SH       SOLE                        0   454446        0
C D W CORP                     COM              12512N105    22846   337901 SH       SOLE                        0   337901        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    18243   801890 SH       SOLE                        0   801890        0
CHEESECAKE FACTORY INC         COM              163072101     1432    31060 SH       SOLE                        0    31060        0
CHICOS FAS INC                 COM              168615102    12367   266520 SH       SOLE                        0   266520        0
CISCO SYS INC                  COM              17275R102    22649   960914 SH       SOLE                        0   960914        0
EBAY INC                       COM              278642103     6379    92072 SH       SOLE                        0    92072        0
EON LABS INC COM               COMMON           29412E104    14691   219012 SH       SOLE                        0   219012        0
FASTENAL CO                    COM              311900104     1075    20018 SH       SOLE                        0    20018        0
GILEAD SCIENCES INC            COM              375558103     6242   112576 SH       SOLE                        0   112576        0
HPL TECHNOLOGIES INC           COMMON           40426C105       28    92480 SH       SOLE                        0    92480        0
JDS UNIPHASE CORP              COM              46612J101      140    34325 SH       SOLE                        0    34325        0
KOHLS CORP                     COM              500255104    16642   344345 SH       SOLE                        0   344345        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     5880   171218 SH       SOLE                        0   171218        0
MEDTRONIC INC                  COM              585055106    10260   214874 SH       SOLE                        0   214874        0
MICROSOFT CORP                 COM              594918104     2653   106396 SH       SOLE                        0   106396        0
NETWORK APPLIANCE INC          COM              64120L104    15883   737716 SH       SOLE                        0   737716        0
ORACLE CORP                    COM              68389X105    10375   864547 SH       SOLE                        0   864547        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    13752   273182 SH       SOLE                        0   273182        0
PAYCHEX INC                    COM              704326107     9086   255214 SH       SOLE                        0   255214        0
POWER-ONE INC                  COM              739308104     6025   544729 SH       SOLE                        0   544729        0
QUALCOMM INC                   COM              747525103    16072   242446 SH       SOLE                        0   242446        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     6373   499080 SH       SOLE                        0   499080        0
STAPLES INC                    COM              855030102    12123   478774 SH       SOLE                        0   478774        0
STARBUCKS CORP                 COM              855244109    17525   462766 SH       SOLE                        0   462766        0
SYNOPSYS INC                   COM              871607107    12636   439803 SH       SOLE                        0   439803        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     3834   406094 SH       SOLE                        0   406094        0
UTSTARCOM INC                  COM              918076100      637    22150 SH       SOLE                        0    22150        0
VERISIGN INC COM               COMMON           92343E106     7840   472552 SH       SOLE                        0   472552        0
WATSON PHARMACEUTICALS INC     COM              942683103    11423   266955 SH       SOLE                        0   266955        0
ZORAN CORP                     COM              98975F101     1813   104479 SH       SOLE                        0   104479        0